Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,256,625)	$ (689,273)	$ (980,617)	$ (694,329)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	78,079	56,630	114,391	115,673
Loss on disposal of plant and equipment	32,988	3,342	87,305	10,324
Changes in operating assets and liabilities:
Accounts receivable	3,161,329	142,009	(2,701,627)	1,618,129
Inventories	(287,370)	(20,952)	(29,484)	(78,818)
Advances to suppliers	(327,859)	(64,957)	(159,456)	35,893
Amounts due from related parties				202,426
Other receivables	16,408	452	(53,846)	1,926,637
Accounts payables	(2,500,432)	(224,377)	2,736,332	(608,244)
Accrued expenses and other payables	(16,614)	13,514	(80,109)	130,721
Advances from customers	37,541	(98,256)	(83,742)	(1,459,187)
Taxes payable				(6,064)
Net cash provided by (used in) operating activities	(3,062,555)	(881,868)	(1,150,853)	1,193,161
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(400,585)	(95,445)	(136,001)	(229,240)
Proceeds from sale of property and equipment	21,192
Net cash used in investing activities	(379,393)	(95,445)	(136,001)	(229,240)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stocks	3,735,000
Proceeds from related party borrowings	6,079,859	1,268,124	2,475,728	2,253,680
Repayment of related party borrowings	(5,621,945)	(443,356)	(1,063,323)	(3,368,969)
Proceeds from bank borrowings	86,886	461,151	515,447	223,502
Repayment of bank borrowings	(205,850)	(316,589)	(371,868)
Repayment of third party borrowings				(56,739)
Net cash provided by (used in) financing activities	4,073,950	969,330	1,555,984	(948,526)
NET INCREASE IN CASH AND CASH EQUIVALENTS	632,002	(7,983)	269,130	15,395
Effect of exchange rate changes on cash and cash equivalents	14,711	(890)	(14,713)	(2,937)
Cash and cash equivalents, beginning of the period	531,681	277,264	277,264	264,806
CASH AND CASH EQUIVALENTS, END OF THE PERIOD	1,178,394	268,391	531,681	277,264
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	4,441	7,706	15,143	9,593
Cash paid during the year for income tax	7,412	3,064	16,070	8,555
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 28,865	$ 1,901,008	$ 1,982,393